GROUP STRUCTURE (Tables)	12 Months Ended
Dec. 31, 2022
Group Structure
Schedule of consolidated statement of comprehensive income related to discontinued operations

	Distribution of Energy
	12.31.2021	12.31.2020
Revenue	493	1,085
Cost of sales	(398)	(926)
Gross profit	95	159

Selling expenses	(36)	(79)
Administrative expenses	(26)	(64)
Other operating income	21	29
Other operating expenses	(18)	(25)
Reversal of property, plant and equipment impairment	16	(589)
Impairment of financial assets	(11)	(50)
Operating income (loss)	41	(619)

Gain on monetary position, net	120	115
Financial income	-	1
Financial costs	(106)	(110)
Other financial results	8	(20)
Financial results, net	22	(14)
Profit (Loss) before income tax	63	(633)

Income tax	(138)	41
Loss of the year from discontinued operations	(75)	(592)

Other comprehensive income (loss)
Items that will not be reclassified to profit or loss
Results related to defined benefit plans	-	1
Exchange differences on translation	34	(15)
Items that may be reclassified to profit or loss
Exchange differences on translation (1)	30	(19)
Other comprehensive income (loss) of the year from discontinued operations	64	(33)

Total comprehensive loss of the year from discontinued operations	(11)	(625)

Total (loss) profit of the year from discontinued operations attributable to:
Owners of the company	(39)	(499)
Non - controlling interest	(36)	(93)
	(75)	(592)

Total comprehensive loss of the year from discontinued operations attributable to:
Owners of the company	(9)	(517)
Non - controlling interest	(2)	(108)
	(11)	(625)

(1)	As of December 31, 2021, corresponds to the reclassification adjustment for exchange differences losses included in profit or loss on Edenor disposal. No exchange differences losses on translation were reconized during 2021.

Schedule of consolidated statement of cash flows related to discontinued operations

	Distribution of Energy
	12.31.2021	12.31.2020

Net cash generated by operating activities	116	211
Net cash used in investing activities	(166)	(86)
Net cash used in financing activities	(7)	(73)
(Decrease) Increase in cash and cash equivalents from discontinued operations	(57)	52

Cash and cash equivalents at the beginning of the year	52	9
Effect of devaluation and inflation on cash and cash equivalents	5	(9)
(Decrease) Increase in cash and cash equivalents	(57)	52
Cash and cash equivalents at the end of the year	-	52

Schedule of fair value of the consideration transferred

In million US$
Consideration transferred	(20.5)
Fair value of the previous interest in Greenwind	(20.4)
Total	(40.9)
Property, plant and equipment (1)	127.7
Intangible assets - Customer contract (2)	31.6
Financial assets at fair value	24.4
Trade receivables (3)	6.3
Other assets	0.1
Cash and cash equivalents	3.1
Borrowings	(89.3)
Deferred tax liabilities	(54.3)
Income tax liabilities	(4.4)
Trade and other payables	(2.0)
Provisions	(1.4)
Tax liabilities	(0.9)
Total acquisition price allocation (4)	40.9

(1)	Mario Cebreiro Wind Farm’s fair value was assessed using the “cost-based approach,” which consists of the farm’s replacement cost new, adjusted by its loss of value resulting from physical deterioration and functional and economic obsolescence.
(2)	The fair value of this intangible asset regarding the identified business transactions has been determined through the application of the “income-based approach” and the “multi-period excess earnings” method. Key assumptions used considered: i) projected generation level; and ii) discount rate. The useful life was assessed based on the remaining years of the contract.
(3)	For acquired trade receivables, contractual value does not differ from fair value.
(4)	No differences in the acquired assets’ accounting valuation were identified, except for the values detailed under Property, plant and equipment and Intangible assets.

Schedule of fair values of assets acquired and liabilities assumed

In million US$
Consideration transferred	(128.1)
Estimated price adjustment	6.7
Total	(121.4)
Property, plant and equipment (1)	167.7
Intangible assets - Customer contract (2)	62.3
Trade receivables (3)	4.9
Other receivables	1.2
Deferred tax liability	(60.2)
Income tax liability	(5.0)
Trade and other payables	(3.3)
Other payables	(46.0)
Tax liabilities	(0.2)
Total acquisition price allocation (4)	121.4

(1)	Arauco Wind Farm’s fair value was assessed using the “cost-based approach,” which consists of the farm’s replacement cost new, adjusted by its loss of value resulting from physical deterioration and functional and economic obsolescence.
(2)	The fair value of this intangible asset regarding the identified business transactions has been determined through the application of the “income-based approach” and the “multi-period excess earnings” method. Key assumptions used considered: i) projected generation level; and ii) discount rate. The useful life was assessed based on the remaining years of the contract.
(3)	For acquired trade receivables, contractual value does not differ from fair value.
(4)	No differences in the acquired assets’ accounting valuation were identified, except for the values detailed under Property, plant and equipment and Intangible assets.

Schedule of subsidiaries information

			12.31.2022	12.31.2021
Company	Country	Main activity	Direct and indirect participation %	Direct and indirect participation %
Autotrol Renovable S.A. (1)	Argentina	Generation	100.00%	-
GASA	Argentina	Generation	100.00%	100.00%
Enecor S.A.	Argentina	Electricity transportation	70.00%	70.00%
Fideicomiso CIESA	Argentina	Investment	100.00%	100.00%
Greenwind (3)	Argentina	Generation	100.00%	50.00%
HIDISA	Argentina	Generation	61.00%	61.00%
HINISA	Argentina	Generation	52.04%	52.04%
CISA	Argentina	Trader & investment	100.00%	100.00%
PEB	Bolivia	Investment	100.00%	100.00%
PB18	Ecuador	Oil	100.00%	100.00%
Energía Operaciones ENOPSA S.A.	Ecuador	Oil	100.00%	100.00%
Pampa Ecuador Inc	Ecuador	Investment	100.00%	100.00%
PE Energía Ecuador LTD	Gran Cayman	Investment	100.00%	100.00%
EISA	Uruguay	Investment	100.00%	100.00%
PISA	Uruguay	Investment	100.00%	100.00%
TGU	Uruguay	Gas transportation	51.00%	51.00%
Corod (3)	Venezuela	Oil	-	100.00%
Petrolera San Carlos S.A.	Venezuela	Oil	100.00%	100.00%
Vientos de Arauco Renovables S.A.U. (4)	Argentina	Generation	100.00%	-
Vientos Solutions Argentina S.A.U.	Argentina	Advisory services	100.00%	-
VS S.L. (2)	España	Investment	100.00%	-

(1)	See Note 5.1.4.
(2)	See Note 5.1.3.
(3)	Interest assigned under the assignment of the indirect interest in the capital stock of mixed companies in Venezuela. See Note 5.3.2.
(4)	See Note 5.1.5.

Disclosure Of Investments In Associates And Joint Ventures

		Information about the issuer
	Main activity	Date	Share capital	Profit (loss) of the year	Equity
Associates
OCP	Investment	12.31.2022	100	(4)	96
TGS (1)	Gas transportation	12.31.2022	4	182	1,508

Joint ventures
CIESA (1)	Investment	12.31.2022	4	93	770
Citelec (2)	Investment	12.31.2022	3	5	235
CTB	Generation	12.31.2022	48	53	536

(1)	The Company holds a direct and indirect interest of 3.764% in TGS and 50% in CIESA, a company that holds a 51% interest in the share capital of TGS. Therefore, additionally the Company has an indirect participation of 25.50% in TGS.

As of December 31, 2022, the quotation of TGS's ordinary shares and ADR published on the Buenos Aires Stock Exchange and the NYSE was $ 811.05 and US$ 11.80, respectively, granting to Pampa (direct and indirect) ownership an approximate stake market value of $ 188,568 million.

(2)	The Company holds a 50% interest in Citelec, a company that holds a 52.65% interest in Transener’s capital stock; therefore, the Company has a 26.33% indirect interest in Transener. As of December 31, 2022, Transener’s common share price listed at the Buenos Aires Stock Exchange was $ 184,50, conferring Pampa’s indirect interest an approximate $ 21,598 million market value.

Schedule of interest in associates and joint ventures

	12.31.2022	12.31.2021
Disclosed in non-current assets
Associates
Refinor (1)	-	22
OCP	15	24
TGS	67	52
Total associates	82	98
Joint ventures
CIESA	435	347
Citelec	117	102
CTB	268	227
Total joint ventures	820	676
Total associates and joint ventures	902	774
Disclosed in non-current liabilities
Joint ventures
Greenwind	-	(4)
Total joint ventures	-	(4)

(1)	See Note 5.1.2.

Schedule of result from interests in associates and joint ventures

	12.31.2022	12.31.2021	12.31.2020
Associates
Refinor	(12)	(2)	(2)
OCP	(1)	18	(5)
TGS	7	7	1
Total associates	(6)	23	(6)

Joint ventures
CIESA	43	50	11
CTB	41	49	64
Citelec	3	(3)	13
Greenwind (1)	24	(2)	3
Total joint ventures	111	94	91
Total associates and joint ventures	105	117	85

(1)	See Note 5.1.3.

Schedule of evolution of interests in associates and joint ventures

	12.31.2022	12.31.2021	12.31.2020
At the beginning of the year	770	547	507
Compensation	-	-	(5)
Dividends	(8)	-	(34)
Increases	1	17	3
Decrease due to acquisition of control (1)	(20)	-	-
Decrease due to sale of equity interests (2)	(6)	-	-
Share of profit	116	117	85
Impairment (2)	(11)	-	-
Exchange differences on translation	60	89	(9)
At the end of the year	902	770	547

(1)	See Note 5.1.3.
(2)	See Note 5.1.2.

Investment in associates adquisition

In million US$
Acquisition cost	(5.0)
Total consideration	(5.0)
Share value of the interest in the fair value of OCP’s identifiable assets and liabilities (1)	12.7
OCP dividends to be received	9.5
Assets fair value	22.2
Profit (2)	17.2

(1)	Calculated based on the present value of expected dividend flows.
(2)	Disclosed under “Share of profit from associates and joint ventures”.

Schedule of oil and gas areas participations

		Participation			Duration Up To
Name	Location	Direct	Indirect	Operator

Argentine production
Río Neuquén	Río Negro and Neuquén	31.42% and 33.07%	-	YPF	2027/2051
Sierra Chata	Neuquén	45.55%	-	PAMPA	2053
El Mangrullo	Neuquén	100.00%	-	PAMPA	2053
La Tapera - Puesto Quiroga	Chubut	35.67%	-	Tecpetrol	2027
El Tordillo	Chubut	35.67%	-	Tecpetrol	2027
Aguaragüe (1)	Salta	15.00%	-	Tecpetrol	2023/2027
Gobernador Ayala	Mendoza	22.51%	-	Pluspetrol	2036
Anticlinal Campamento (2)	Neuquén	15.00%	-	Oilstone	2026
Estación Fernández Oro (3)	Río Negro	15.00%	-	YPF	2026
Río Limay este (Ex Senillosa) (4)	Neuquén	85.00%	-	PAMPA	2040
Veta Escondida y Rincón de Aranda	Neuquén	55.00%	-	PAMPA	2027
Rincón del Mangrullo	Neuquén	50.00%	-	YPF	2052
Los Blancos (ex Chirete)	Salta	50.00%	-	High Luck Group Limited	2045

Argentine exploration
Parva Negra Este (5)	Neuquén	42.50%	-	PAMPA	2019
Río Atuel (6)	Mendoza	33.33%	-	Petrolera El Trebol	2023
Borde del Limay (7)	Neuquén	85.00%	-	PAMPA	2015
Los Vértices (7)	Neuquén	85.00%	-	PAMPA	2015
Las Tacanas Norte (8)	Neuquén	90.00%	-	PAMPA	2023

(1)	On February 3, 2023, an agreement for a 10-year extension of the concession was signed with the enforcement authority. The Provincial Executive Order ratifying this agreement is pending publication.
(2)	Direct participation in 9 wells. On January 19, 2023, the Company accepted Oilstone Energía S.A.’s offer to terminate its rights and obligations under the investment agreement, the Joint Venture and the operating agreement of the block, effective from January 1, 2023.
(3)	Direct participation in 13 wells.
(4)	On January 2, 2023, the environmental remediation plan was approved by the Province of Neuquén’s Subsecretariat of Environment, a necessary preliminary step to relinquish the block.
(5)	A contractual continuity plan was submitted (see details below).
(6)	Pursuant to Resolution No. 1,787/22 of the Province of Mendoza’s Ministry of Economy and Energy, the granting of a lot under evaluation, requested by Phoenix Global Resources —Petrolera El Trébol’s controlling company— and the Company on April 6, 2022, was approved until August 31, 2023.
(7)	Under process of relinquishment to the province.
(8)	On January 4, 2023, the exploration period terminated, and the Company’s rights and obligations over the area expired.

Schedule of exploratory well costs

	12.31.2022	12.31.2021	12.31.2020

At the beginning of the year	42	50	33
Increases	2	8	24
Transferred to development	(6)	(16)	(7)
At the end of the year	38	42	50

Number of wells at the end of the year	7	10	12